Summary of Significant Accounting Policies - Schedule of Changes in Goodwill (Detail) (USD $)					12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 2013 acquisitions [Member]	Jun. 30, 2012 ISLA International, Ltd. [Member]	Jun. 30, 2012 ALBS Logistics, Inc. [Member]	Jun. 30, 2012 Adcom Express, Inc. [Member]
Accounting Policies [Line Items]
Goodwill	$ 15,952,544	$ 15,952,544	$ 14,951,217	$ 6,650,008
Acquisitions					1,001,327	5,095,870	2,341,115	864,224
Goodwill	$ 15,952,544	$ 15,952,544	$ 14,951,217	$ 6,650,008